Segment reporting - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment reporting
Gross profit	$ 0	$ 0
General and administrative expenses	(6,067,900)	(870,750)
Share-based compensation expenses	(640,207)	(338,229)
Interest income	244,467	57,906
Loss from continuing operations before income taxes	$ (6,463,640)	$ (1,151,073)